INCOME TAXES - Disclosure of non-capital loss carry-forwards expiry (Details)	12 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-Capital Losses	$ 25,650,000
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2039
Non-Capital Losses	$ 42,000
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2040
Non-Capital Losses	$ 298,000
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2041
Non-Capital Losses	$ 8,096,000
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2042
Non-Capital Losses	$ 12,832,000
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2043
Non-Capital Losses	$ 4,382,000